Other non-current assets and other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Other non-current assets and other non-current financial assets [Abstract]
Disclosure of Detailed Information About Other Non-Current Assets	Other Non-Current Assets:

	2023	2022
Non-current prepaid advertising expenses	Ps. 238	Ps. 184
Guarantee deposits (1)	1,111	1,294
Prepaid bonuses	400	325
Advances to acquire property, plant and equipment	1,432	976
Shared based payment in excess of capital contribution (See Note 3.22 and Note 17.2)	534	360
Indemnifiable contingencies from business combinations (2)	1,030	1,555
Recoverable tax	809	486
Other	139	50
	Ps. 5,693	Ps. 5,230
(1)  Mainly in Brazil, the Company is required to guarantee tax, legal and labor contingencies with guarantee deposits. See Note 25.6.
(2) Corresponds to indemnification of certain tax contingencies in Brazil that are warranted by former Vonpar owners (a subsidiary acquired in 2016) in accordance with the share purchase agreement. The Company has also recognized these tax contingencies as liabilities in the same amount, see Note
Disclosure of Other Financial Assets	Other Non-Current Financial Assets:

	2023	2022
Long-term notes receivable	Ps. 696	Ps. 139
Derivative financial instruments (See Note 20)	96	591
	Ps. 792	Ps. 730